Subsequent Events (Details) - Archer Aviation Inc $ / shares in Units, $ in Thousands	Jul. 09, 2021 USD ($) $ / shares shares	Feb. 10, 2021 USD ($)	Jan. 29, 2021 USD ($) $ / shares shares	Jul. 19, 2021 $ / shares shares	Dec. 31, 2020	Dec. 11, 2020 ft²
Subsequent Event
Lease term					6 months
Whisman Lease Agreement
Subsequent Event
Lease space (in sqft) | ft²						14,660
Lease term						30 months
Lease renewal term						12 months
Subsequent event
Subsequent Event
Number of warrants agreed to be issued	423,282
Number of shares purchased for one warrant	1
Exercise price of warrants | $ / shares	$ 17.30
Subsequent event | Public warrants
Subsequent Event
Number of warrants exchanged	732,280
Exercise price of warrants | $ / shares	$ 11.50
Subsequent event | SVB
Subsequent Event
Number of warrants agreed to be issued	211,641
Subsequent event | SVB Innovation
Subsequent Event
Number of warrants agreed to be issued	211,641
Subsequent event | Business Combination Agreement
Subsequent Event
Equity value | $		$ 2,525,000
Subsequent event | Business Combination Agreement | Maximum
Subsequent Event
Amount of common stock subscription | $		$ 600,000
Subsequent event | United Collaboration
Subsequent Event
Conditional order to purchase aircraft, Amount | $			$ 1,000,000
Subsequent event | United Collaboration | Maximum
Subsequent Event
Amount of option to purchase additional quantity of aircraft | $			$ 500,000
Subsequent event | Warrant Agreement
Subsequent Event
Number of shares purchased for one warrant			1
Exercise price of warrants | $ / shares			$ 0.01
Maximum number of warrants issued			14,645,614
Percentage of warrants assigned			20.00%
Subsequent event | Loan and Security Agreement | Term Loans
Subsequent Event
Proceeds from loan | $	$ 20,000
Floating rate per annum (in percent)	8.50%
Adjustment to floating rate (in percent)	2.00%
Subsequent event | Loan and Security Agreement | Minimum | Term Loans
Subsequent Event
Final payment fee (in percent)	0.00%
Subsequent event | Loan and Security Agreement | Maximum | Term Loans
Subsequent Event
Final payment fee (in percent)	5.50%
Subsequent event | FCA Italy S.p.A. . Manufacturing Consulting and Warrant Agreements
Subsequent Event
Number of shares to be purchased				1,070,000
Exercise price of warrants | $ / shares				$ 0.01